Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies
The Company’s cash and cash equivalent balance at June 30, 2018 and December 31, 2017 is denominated in the following currencies:

	June 30,	December 31,
	2018	2017
	U.S. Dollars (in thousands)
US Dollars	35,327	36,636
New Israeli Shekels	2,500	1,122
Euro	1,831	3,603
Other currencies	1,546	2,383

	41,204	43,744

Schedule of Inventories

	June 30,	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Components	10,756	9,690
Work in process	4,976	6,584
Finished products (including systems at customer locations not yet sold)	9,427	6,445

	25,159	22,719

Balance Sheet Presentation of Inventories
	June 30,	December, 31
	2018	2017
	U.S. Dollars (in thousands)
Current assets	23,693	21,336
Long-term assets	1,466	1,383

	25,159	22,719

Other Current Assets
	June 30,	December 31,
	2018	2017
	U.S. Dollars (in thousands)

Due from Government institutions	1,478	607
Prepaid expenses	513	561
Due from related parties	335	681
Other*	443	*1,366

	2,769	3,215

*Includes an amount of $571 due from sale of PCB business

Schedule of Property, Plant and Equipment, Net
	June 30,	December, 31
	2018	2017
	U.S. Dollars (in thousands)
Land	863	863
Building	13,469	13,307
Machinery and equipment	6,376	6,406
Office furniture and equipment	587	758
Computer equipment and software	4,061	4,310
Automobiles	87	87
Leasehold improvements	573	353
	26,016	26,084

Less accumulated depreciation	10,285	10,581

	15,731	15,503

Schedule of Intangible Assets, Net
	June 30,	December, 31
	2018	2017
	U.S. Dollars (in thousands)
Patent registration costs	1,549	1,513

Accumulated amortization and impairment	1,069	1,031

Total intangible asset, net	480	482

Schedule of Other Current Liabilities
	June 30,	December, 31
	2018	2017
	U.S. Dollars (in thousands)

Accrued employee compensation and related benefits	6,006	6,248
Commissions	6,483	4,204
Accrued warranty costs	1,531	1,300
Accrued expenses	1,290	1,306
Advances from customers and deferred revenues	798	3,589
Government institutions	444	748

	16,552	17,395